Asset Impairment and Restructuring (Severance Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Restructuring Reserve	$ 30
Non-cash settlements	(1)
Restructuring Reserve	9	$ 30
Employee Severance
Restructuring Reserve [Roll Forward]
Restructuring Reserve	8	19
Charges	0	18	$ 27
Payments	(6)	(29)
Non-cash settlements	(1)
Restructuring Reserve	$ 1	$ 8	$ 19